Consolidated balance sheet - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	£ 11,558	£ 149
Intangible assets	44,456	32,632
Total non-current assets	56,014	32,781
Current assets
Prepayments	2,111	1,067
R&D tax credits	10,426	5,277
Other taxes recoverable	979
Other receivables	572	609
Short-term investments		2,500
Cash and short-term deposits	16,347	25,042
Total current assets	30,435	34,495
Total assets	86,449	67,276
Equity
Issued capital	294	214
Share premium	121,684	118,492
Other capital reserves	59,147	18,593
Employee Benefit Trust shares	(1,305)	(307)
Other reserves	7,000	7,000
Accumulated loss	(146,065)	(111,221)
Translation reserve	(499)
Total equity	40,256	32,771
Non-current liabilities
Provisions	1,449	2,641
Interest-bearing loans and borrowings	5,373	14,647
Warrant liability	131	1,006
Other liabilities	44	34
Lease liability	9,318
Total non-current liabilities	16,315	18,328
Current liabilities
Trade and other payables	6,352	4,570
Accruals	5,138	4,437
Provisions	309	332
Interest-bearing loans and borrowings	15,139	6,838
Contingent consideration liability	354
Lease liability	2,586
Total current liabilities	29,878	16,177
Total liabilities	46,193	34,505
Total equity and liabilities	£ 86,449	£ 67,276